Short-Term and Long-Term Borrowings	12 Months Ended
Sep. 30, 2025
Short-Term and Long-Term Borrowings [Abstract]
SHORT-TERM AND LONG-TERM BORROWINGS

NOTE 12 – SHORT-TERM AND LONG-TERM BORROWINGS

Short-term and long-term borrowings consisted of the following as of September 30, 2025 and 2024:

	2025	2024
Short-term borrowings	$4,122,341	$1,249,765
Long-term borrowings
Current portion	$43,545	$-
Non-current portion	8,025,004	-
Total long-term borrowings	$8,068,549	$-

Short-term borrowings

Short-term borrowings outstanding on September 30, 2025 and 2024 were undue factored notes receivable with recourse as shown in Note 4. These notes receivable will be expired in no more than six months from September 30, 2025 and 2024, respectively.

Long-term borrowings

Long-term borrowings consisted of the following on September 30, 2025:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank of China		9,990,000	$1,403,287	3/20/2025	3/19/2028	2.40%
Agricultural Bank of China		3,990,000	560,472	3/28/2025	3/27/2028	2.45%
Agricultural Bank of China		4,990,000	700,941	8/18/2025	8/14/2028	2.40%
Agricultural Bank of China		5,000,000	702,346	9/16/2025	10/16/2026	2.35%
China Zheshang Bank Co., ltd		6,720,000	943,953	7/18/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		2,640,000	370,839	7/30/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		3,540,000	497,261	8/11/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		4,240,000	595,589	8/26/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		4,000,000	561,877	9/1/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		2,080,000	292,176	9/8/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		6,950,000	976,260	9/12/2025	7/17/2032	3.00%
China Zheshang Bank Co., ltd		3,300,000	463,548	9/24/2025	7/17/2032	3.00%
Total	RMB	57,440,000	$8,068,549

No long-term borrowings were outstanding on September 30, 2024.

The following is a maturity analysis of long-term borrowings as of September 30, 2025:

	RMB	USD
Years ending September 30,
2026	310,000	$43,545
2027	7,020,000	986,094
2028	24,430,000	3,431,662
2029	5,580,000	783,818
2030	6,700,000	941,143
2031 and thereafter	13,400,000	1,882,287
Total long-term borrowings	57,440,000	$8,068,549

Pledges and Guarantees

The Company’s bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: Di Wang, Jueqin Wang, their immediate family members, third-party individuals, and third-party companies:

	As of September 30,
	2025	2024
Buildings, net	$24,453	$24,806
Construction in progress (“CIP”)	9,096,839	-
Land use rights, net	3,653,199	417,411
Total	$12,774,491	$442,217

Interest expenses

For the years ended September 30, 2025, 2024 and 2023, total interest expense on all short-term borrowings, long-term borrowings and notes receivable factoring amounted to $195,369, $176,023 and $442,748, respectively.